Acquisitions (Purchase Price Allocation KRT) (Details) (Kanawha River Terminals LLC, USD $) In Millions, unless otherwise specified	0 Months Ended
	Oct. 01, 2013	Oct. 01, 2013	Sep. 30, 2013
Kanawha River Terminals LLC
Business Acquisition [Line Items]
Cash	$ 84.7	$ 84.7
Current assets	5.2	5.2
Plant, property and equipment	67.2	67.2
Intangible assets	7.9	7.9
Current liabilities	(3.7)	(3.7)
Other long-term liabilities	(0.1)	(0.1)
Total identifiable net assets assumed	76.5	76.5
Goodwill	8.2	8.2	8.2
Consideration transferred to acquire business	$ 84.7